Marketable Securities And Other Investments (Loss On Investments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Equity Securities
Schedule of Investments [Line Items]
Available-for-sale, Fair value, Less than 12 months	¥ 7,248	¥ 7,433
Available-for- sale, Gross unrealized holding losses, Less than 12 months	1,417	269
Available-for-sale, Fair value, 12 months or longer	45	946
Available-for- sale, Gross unrealized holding losses, 12 months or longer	8	107
Debt Securities
Schedule of Investments [Line Items]
Available-for-sale, Fair value, Less than 12 months	15,013	996
Available-for- sale, Gross unrealized holding losses, Less than 12 months	322	54
Available-for-sale, Fair value, 12 months or longer	135	649
Available-for- sale, Gross unrealized holding losses, 12 months or longer	¥ 15	¥ 148